issued by Depositor
AMERICAN GENERAL LIFE INSURANCE COMPANY
in all states except in New York where it is issued by
The United States Life Insurance Company in the City of New York
In connection with
VARIABLE SEPARATE ACCOUNT
and
FS VARIABLE SEPARATE ACCOUNT

UPDATING SUMMARY PROSPECTUS FOR EXISTING INVESTORS
May 2, 2022
This updating summary prospectus provides updated information about Polaris Preferred Solution, a flexible premium deferred variable annuity.
The prospectus for the contract contains more information about the contract, such as the contract’s features, benefits, and risks. You can find the current prospectus and other information about the contract online at www.aig.com\ProductProspectuses. You can also obtain this information at no cost by calling (855) 421-2692 or by writing to our Annuity Service Center (P.O. Box 15570, Amarillo, Texas 79105-5570).

* * * * * * * * * * * *

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission (“SEC”), paper copies of the shareholder reports for portfolios available under your contract will no longer be sent by mail, unless you specifically request paper copies of the reports from the company. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
You may elect to receive all future reports in paper free of charge. You can inform the company that you wish to continue receiving paper copies of your shareholder reports by contacting (855) 421-2692 or visiting www.aig.com/GetMyPrintedReports and providing the 12-digit opt-in ID located above your mailing address. Your election to receive reports in paper will apply to all portfolios available under your contract.

Additional information about certain investment products, including variable annuities, has been prepared by the SEC’s staff and is available at Investor.gov.

Special Terms Used in this Summary Prospectus

Accumulation Phase - The period during which you invest money in your contract.
DCA Fixed Account - A fixed interest investment option under which amounts earn interest before they are systematically transferred from a DCA Fixed Account to one or more investment options over a specified period of time.
Early Access Feature - An optional feature that reduces the length of the withdrawal charge period associated with each Purchase Payment under the contract. (This optional feature is no longer available).
Fixed Account - An account, if available, in which you may invest money and earn a fixed rate of return. Fixed Accounts are obligations of the General Account.
Living Benefit - An optional benefit designed to help create a guaranteed income stream for life and provide some protection against certain financial risks. (Living Benefits may only be elected at the time you purchase the contract).
Purchase Payments - The money you give us to buy and invest in the contract.
Secure Value Account - A Fixed Account, available only with election of the living benefit, to which we allocate a percentage of every Purchase Payment and Continuation Contribution.
Underlying Funds - The underlying investment portfolios of the Trusts in which a Variable Portfolio invests.
Variable Portfolio(s) - A variable investment option available under the contract. Each Variable Portfolio, which is a subaccount of the Separate Account, invests in shares of one of the Underlying Funds. Each Underlying Fund has its own investment objective.

Updated Information About Your Contract

The following is a summary of certain contract features that have changed since the Updating Summary Prospectus dated May 3, 2021. This may not reflect all of the changes that have occurred since you purchased your contract. Please see the prospectus available on www.aig.com/ProductProspectuses for more information.
Optional Living Benefits – Investment Requirements
•	The SA JPMorgan Mid-Cap Growth Portfolio, listed under Investment Group C. Limited Equity in certain investment requirements prior to November 8, 2021, has been moved to Investment Group B. Equity Maximum. Please see Investment Requirements for Optional Living Benefits in APPENDIX A – UNDERLYING FUNDS AVAILABLE UNDER THE CONTRACT for the investment requirements specific to the Living Benefit you elected.
Optional Living Benefits - MarketLock For Life Plus +6% Second Extension
•	If you purchased your contract between March 12, 2007 and May 1, 2009 with MarketLock For Life Plus +6% option living benefit, and you elected to extend the Income Base Evaluation Period for an additional 5-year period (the “Extension”) when it was offered around your tenth contract anniversary, you have an option to elect the second Extension on or about your fifteenth contract anniversary. The annualized fees for the second Extension are 0.95% (One Covered Person) and 1.20% (Two Covered Persons). Please see MARKETLOCK FOR LIFE PLUS +6% SECOND EXTENSION PARAMETERS in the prospectus.
Underlying Funds
•	The SA Dogs of Wall Street Portfolio was renamed the SA Franklin Systematic U.S. Large Cap Value Portfolio and Franklin Advisers, Inc. became its subadvisor on July 12, 2021.
•	The SA Franklin Tactical Opportunities Portfolio changed its subadvisor from QS Investors, LLC to Franklin Advisers, Inc. on August 9, 2021.
•	The SA PGI Asset Allocation Portfolio was reorganized into SA JPMorgan Diversified Balanced Portfolio on November 8, 2021.
•	The SA Columbia Technology Portfolio was reorganized into SA Wellington Capital Application Portfolio on November 8, 2021.
•	The SA WellsCap Aggressive Growth Portfolio was reorganized into SA JP Morgan Mid-Cap Growth Portfolio on November 8, 2021.
•	The SA Wellington Real Return Portfolio was renamed the SA American Century Inflation Protection Portfolio and the subadvisor changed from Wellington Management Company LLP to American Century Investment Management, Inc. on February 22, 2022.
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Important Information You Should Consider About the Contract

	FEES AND EXPENSES			Location in Prospectus
Charges for Early Withdrawals	You may be subject to charges for early withdrawals. Withdrawal charges do not apply to certain withdrawals including the withdrawal up to the annual penalty-free withdrawal amount which equals 10% of your Purchase Payments not yet withdrawn.
• Contracts without Early Access Feature. If you withdraw money from your contract within 7 years following each Purchase Payment, you may be assessed a withdrawal charge of up to 8% (for contracts issued on or after July 18, 2011) or 7% (for contracts issued prior to July 18, 2011), as a percentage of each Purchase Payment withdrawn.
• Contracts with Early Access Feature. If you withdraw money from your contract within 4 years following your purchase of the contract or your last Purchase Payment, you may be assessed a withdrawal charge of up to 8% (for contracts issued on or after July 18, 2011) or 7% (for contracts issued prior to July 18, 2011), as a percentage of each Purchase Payment withdrawn.
• Contracts with Polaris Rewards Feature. If you withdraw money from your contract within 9 years following your purchase of the contract or your last Purchase Payment, you may be assessed a withdrawal charge of up to 9% as a percentage of each Purchase Payment withdrawn.
	For example, if you were to withdraw $100,000 during a withdrawal charge period, you could be assessed a withdrawal charge of up to $9,000 if your maximum withdrawal charge is 9% or $7,000 if your maximum withdrawal charge is 7%.			Expenses – Withdrawal Charges
Transaction Charges	In addition to withdrawal charges, you may be charged for other transactions. You will be charged for each transfer after 15 transfers in any contract year during the Accumulation Phase. There may also be taxes on Purchase Payments.			Expenses
Ongoing Fees and Expenses (annual charges)	The table below describes the current fees and expenses of the contract that you may pay each year, depending on the options you choose. Please refer to your contract data page for information about the specific fees you will pay each year based on the options you have elected.			Expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	1.16%	1.16%
	Investment Options[2] (Underlying Fund fees and expenses)	0.46%	1.89%
	Optional Benefits Available for an Additional Charge (For a single optional benefit, if elected)	0.25% [3]	2.70% [4]
[1] As a percentage of the value in the Separate Account (includes a percentage attributable to the contract maintenance fee).
[2] As a percentage of Underlying Fund net assets.
[3] As a percentage of the average daily ending net asset value allocated to the Variable Portfolios.
[4] As a percentage of the Income Base used to calculate the guaranteed benefit. This represents the maximum charge for the most expensive optional benefit.
Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add withdrawal charges that substantially increase costs.
	Lowest Annual Cost: $1,454	Highest Annual Cost: $4,500
Assumes:
• Investment of $100,000
• 5% annual appreciation
• Least expensive Underlying Fund fees and expenses
• No optional benefits
• No withdrawal charges
• No additional Purchase Payments, transfers, or withdrawals	Assumes:
• Investment of $100,000
• 5% annual appreciation
• Most expensive combination of optional benefits and Underlying Fund fees and expenses
• No withdrawal charges
• No additional Purchase Payments, transfers, or withdrawals
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	RISKS	Location in Prospectus
Risk of Loss	You can gain or lose money by investing in this contract, including possible loss of your principal investment.	Principal Risks of Investing in the Contract
Not a Short-Term Investment	• This contract is not designed for short-term investing and may not be appropriate for an investor who needs ready access to cash.
• Charges may apply to withdrawals. Withdrawal charges could significantly reduce the value of your investment or the amount that you receive upon taking a withdrawal. Withdrawals may also reduce or terminate contract guarantees.
• The benefits of tax deferral, long-term income, and optional Living Benefit guarantees mean that this contract is generally more beneficial to investors with a long investment time horizon.
Risks Associated with Investment Options	• An investment in this contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the contract.
• Each investment option (including each Fixed Account option) has its own unique risks.
• You should review the investment options before making an investment decision.
Insurance Company Risks	An investment in the contract is subject to the risks related to us, American General Life Insurance Company (or The United States Life Insurance Company in the City of New York for New York contracts). Any obligations (including under a Fixed Account option), guarantees, and benefits of the contract are subject to our claims-paying ability. More information about us is available upon request by calling the Annuity Service Center at (800) 445-7862 or visiting www.aig.com/annuities.
RESTRICTIONS
Investments	• Certain investment options may not be available under your contract.
• You may transfer funds between the investment options, subject to certain restrictions.
• Your transfers between the Variable Portfolios are subject to policies designed to deter frequent and short-term trading.
• The minimum transfer amount is $100. If less than $100 would remain in an investment option after a transfer, the entire amount must be transferred.
• Your ability to transfer amounts to a Fixed Account option may be restricted.
	• We reserve the right to remove or substitute Underlying Funds as investment options.	Investment Options
Optional Benefits	• Additional restrictions and limitations apply under the contract’s optional benefits.
• If you elect an optional Living Benefit:
○ Not all investment options may be available and you must invest in accordance with the applicable investment requirements.
○ We reserve the right to modify the investment requirement in the future.
○ You may be required to invest a certain percentage of your contract value in a certain investment option, including the Secure Value Account which is only available with certain optional Living Benefits. Special transfer and withdrawal restrictions may apply.
	• Withdrawals that exceed limits specified by the terms of an optional benefit may reduce the value of the benefit by reducing the benefit by an amount greater than the value withdrawn and could terminate the benefit.	Optional Living Benefits Death Benefits
TAXES
Tax Implications	• You should consult with a tax professional to determine the tax implications of an investment in and payments received under the contract.
• If you purchase the contract through a tax-qualified plan or individual retirement account (IRA), there is no additional tax benefit under the contract.
	• Earnings under your contract are taxed at ordinary income tax rates when withdrawn. You may have to pay a tax penalty if you take a withdrawal before age 59½.	Taxes
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	CONFLICTS OF INTEREST	Location in Prospectus
Investment Professional Compensation	Your financial representative may receive compensation for selling this contract to you in the form of commissions, additional cash compensation, and/or non-cash compensation. We may share the revenue we earn on this contract with your financial representative’s firm. Revenue sharing arrangements and commissions may provide selling firms and/or their registered representatives with an incentive to favor sales of our contracts over other variable annuity contracts (or other investments) with respect to which a selling firm does not receive the same level of additional compensation.	Payments in Connection with Distribution of the Contract
Exchanges	Some financial representatives may have a financial incentive to offer you a new contract in place of the one you already own. You should exchange a contract you already own only if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.
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Appendix A – Underlying Funds Available Under the Contract

The following is a list of Underlying Funds available under the contract. More information about the Underlying Funds is available in the prospectuses for the Underlying Funds, which may be amended from time to time and can be found online at www.aig.com/ProductProspectuses. You can also request this information at no cost by calling (855) 421-2692. Depending on the optional benefits you choose, you may not be able to invest in certain Underlying Funds. See “Investment Requirements For Optional Living Benefits” in this appendix.
The current expenses and performance information below reflect fees and expenses of the Underlying Funds, but do not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance.
Type	Underlying Fund – Share Class Advisor Subadvisor (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Asset Allocation	Franklin Allocation VIP Fund – Class 2 Franklin Advisers, Inc.	0.82%*	11.68%	8.64%	8.96%
	Franklin Income VIP Fund – Class 2 Franklin Advisers, Inc.	0.72%*	16.75%	7.45%	7.38%
	SA Allocation Balanced Portfolio – Class 3 SunAmerica Asset Management, LLC	1.00%*	7.31%	8.12%	7.15%
	SA Allocation Growth Portfolio – Class 3 SunAmerica Asset Management, LLC	1.07%*	15.69%	12.65%	10.90%
	SA Allocation Moderate Growth Portfolio – Class 3 SunAmerica Asset Management, LLC	1.03%*	12.46%	11.01%	9.32%
	SA Allocation Moderate Portfolio – Class 3 SunAmerica Asset Management, LLC	1.02%*	10.42%	9.92%	8.41%
	SA American Funds Asset Allocation Portfolio[1] – Class 3 SunAmerica Asset Management, LLC Capital Research and Management Company	0.81%*	14.80%	11.40%	11.00%
	SA BlackRock Multi-Factor 70/30 Portfolio – Class 3 SunAmerica Asset Management, LLC BlackRock Investment Management, LLC	0.76%*	13.33%	N/A	N/A
	SA Franklin Tactical Opportunities Portfolio[2] – Class 3 SunAmerica Asset Management, LLC Franklin Advisers, Inc.[3]	1.07%*	14.83%	N/A	N/A
	SA Global Index Allocation 60/40 Portfolio – Class 3 SunAmerica Asset Management, LLC	0.80%*	9.62%	N/A	N/A
	SA Global Index Allocation 75/25 Portfolio – Class 3 SunAmerica Asset Management, LLC	0.81%*	12.42%	N/A	N/A
	SA Global Index Allocation 90/10 Portfolio – Class 3 SunAmerica Asset Management, LLC	0.78%*	15.47%	N/A	N/A
	SA Goldman Sachs Multi-Asset Insights Portfolio[2] – Class 3 SunAmerica Asset Management, LLC Goldman Sachs Asset Management, L.P.	1.11%*	14.66%	N/A	N/A
	SA Index Allocation 60/40 Portfolio – Class 3 SunAmerica Asset Management, LLC	0.72%	13.05%	N/A	N/A
	SA Index Allocation 80/20 Portfolio – Class 3 SunAmerica Asset Management, LLC	0.70%	18.23%	N/A	N/A
	SA Index Allocation 90/10 Portfolio – Class 3 SunAmerica Asset Management, LLC	0.69%	20.61%	N/A	N/A
	SA JPMorgan Diversified Balanced Portfolio[4] – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	0.99%	11.54%	9.69%	9.74%
	SA MFS Total Return Portfolio[2] – Class 3 SunAmerica Asset Management, LLC Massachusetts Financial Services Company	0.95%	13.74%	9.45%	9.24%

Type	Underlying Fund – Share Class Advisor Subadvisor (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Asset Allocation (continued)	SA Putnam Asset Allocation Diversified Growth Portfolio – Class 3 SunAmerica Asset Management, LLC Putnam Investment Management, LLC	1.11%*	18.20%	11.92%	11.36%
	SA T. Rowe Price Asset Allocation Growth Portfolio[2] – Class 3 SunAmerica Asset Management, LLC T. Rowe Price Associates, Inc.	1.06%*	16.00%	N/A	N/A
	SA Wellington Strategic Multi-Asset Portfolio[2] – Class 3 SunAmerica Asset Management, LLC Wellington Management Company LLP	1.11%*	7.47%	10.00%	N/A
Bond	PIMCO Emerging Markets Bond Portfolio – Advisor Class Pacific Investment Management Company, LLC	1.12%	-2.66%	4.44%	4.31%
	PIMCO Total Return Portfolio – Advisor Class Pacific Investment Management Company, LLC	0.75%	-1.36%	3.83%	3.33%
	SA American Century Inflation Protection Portfolio[5] – Class 3 SunAmerica Asset Management, LLC American Century Investment Management, Inc.[5]	0.89%*	4.24%	3.62%	2.02%
	SA DFA Ultra Short Bond Portfolio – Class 3 SunAmerica Asset Management, LLC Dimensional Fund Advisors LP	0.75%	-0.78%	0.60%	0.07%
	SA Federated Hermes Corporate Bond Portfolio – Class 3 SunAmerica Asset Management, LLC Federated Investment Management Company	0.79%	0.34%	5.21%	5.04%
	SA Fixed Income Index Portfolio[2] – Class 3 SunAmerica Asset Management, LLC	0.60%*	-2.22%	N/A	N/A
	SA Fixed Income Intermediate Index Portfolio[2] – Class 3 SunAmerica Asset Management, LLC	0.60%*	-1.78%	N/A	N/A
	SA Goldman Sachs Global Bond Portfolio – Class 3 SunAmerica Asset Management, LLC Goldman Sachs Asset Management International	0.99%	-7.53%	2.65%	1.01%
	SA JPMorgan MFS Core Bond Portfolio – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc. and Massachusetts Financial Services Company	0.78%*	-1.15%	3.72%	2.87%
	SA PineBridge High-Yield Bond Portfolio – Class 3 SunAmerica Asset Management, LLC PineBridge Investments, LLC	0.93%	5.62%	6.49%	6.89%
	SA Wellington Government and Quality Bond Portfolio – Class 3 SunAmerica Asset Management, LLC Wellington Management Company LLP	0.81%	-2.10%	2.81%	2.15%
Cash	Goldman Sachs VIT Government Money Market Fund – Service Shares Goldman Sachs Asset Management, L.P.	0.43%*	0.01%	0.82%	0.42%
Stock	Invesco V.I. American Franchise Fund – Series II Invesco Advisers, Inc.	1.11%	11.65%	21.43%	17.08%
	Invesco V.I. Comstock Fund – Series II Invesco Advisers, Inc.	0.99%*	33.04%	11.12%	12.59%
	Invesco V.I. Growth and Income Fund – Series II Invesco Advisers, Inc.	0.99%*	28.19%	9.94%	12.05%
	Lord Abbett Growth and Income Portfolio – Class VC Lord, Abbett & Co. LLC	0.93%	29.02%	11.07%	12.17%
	SA AB Growth Portfolio – Class 3 SunAmerica Asset Management, LLC AllianceBernstein L.P.	0.87%	28.46%	25.74%	20.57%
	SA AB Small & Mid Cap Value Portfolio – Class 3 SunAmerica Asset Management, LLC AllianceBernstein L.P.	1.16%	36.07%	10.10%	12.86%

Type	Underlying Fund – Share Class Advisor Subadvisor (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Stock (continued)	SA American Funds Global Growth Portfolio[1] – Class 3 SunAmerica Asset Management, LLC Capital Research and Management Company	0.95%*	16.11%	19.36%	15.33%
	SA American Funds Growth Portfolio[1] – Class 3 SunAmerica Asset Management, LLC Capital Research and Management Company	0.87%*	21.69%	25.11%	19.38%
	SA American Funds Growth-Income Portfolio[1] – Class 3 SunAmerica Asset Management, LLC Capital Research and Management Company	0.82%*	23.68%	16.06%	15.07%
	SA Emerging Markets Equity Index Portfolio – Class 3 SunAmerica Asset Management, LLC	0.87%*	-3.58%	N/A	N/A
	SA Fidelity Institutional AM® International Growth Portfolio – Class 3 SunAmerica Asset Management, LLC FIAM LLC	1.12%*	11.94%	N/A	N/A
	SA Fidelity Institutional AM® Real Estate Portfolio – Class 3 SunAmerica Asset Management, LLC FIAM LLC	1.07%	38.90%	11.09%	10.65%
	SA Franklin BW U.S. Large Cap Value Portfolio – Class 3 SunAmerica Asset Management, LLC Brandywine Global Investment Management, LLC	0.95%*	29.53%	11.88%	12.45%
	SA Franklin Small Company Value Portfolio – Class 3 SunAmerica Asset Management, LLC Franklin Mutual Advisers, LLC	1.21%*	25.00%	9.55%	11.65%
	SA Franklin Systematic U.S. Large Cap Value Portfolio[6] – Class 3 SunAmerica Asset Management, LLC Franklin Advisers, Inc.[6]	0.92%	23.75%	14.26%	14.83%
	SA Franklin U.S. Equity Smart Beta Portfolio – Class 3 SunAmerica Asset Management, LLC Franklin Advisers, Inc.	0.82%*	25.42%	N/A	N/A
	SA International Index Portfolio[2] – Class 3 SunAmerica Asset Management, LLC	0.73%	10.46%	N/A	N/A
	SA Invesco Growth Opportunities Portfolio – Class 3 SunAmerica Asset Management, LLC Invesco Advisers, Inc.	1.03%	7.11%	20.43%	15.81%
	SA Invesco Main Street Large Cap Portfolio – Class 3 SunAmerica Asset Management, LLC Invesco Advisers, Inc.	0.96%	27.47%	15.24%	14.60%
	SA Janus Focused Growth Portfolio – Class 3 SunAmerica Asset Management, LLC Janus Capital Management, LLC	1.03%*	22.98%	24.90%	17.34%
	SA JPMorgan Emerging Markets Portfolio – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	1.39%*	0.89%	10.07%	5.04%
	SA JPMorgan Equity-Income Portfolio – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	0.82%	25.49%	13.00%	13.40%
	SA JPMorgan Global Equities Portfolio – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	1.05%	22.99%	12.12%	10.88%
	SA JPMorgan Mid-Cap Growth Portfolio[7] – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	1.04%	10.54%	22.86%	18.03%
	SA Large Cap Growth Index Portfolio – Class 3 SunAmerica Asset Management, LLC	0.60%*	31.28%	N/A	N/A

Type	Underlying Fund – Share Class Advisor Subadvisor (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Stock (continued)	SA Large Cap Index Portfolio[2] – Class 3 SunAmerica Asset Management, LLC	0.50%*	28.06%	N/A	N/A
	SA Large Cap Value Index Portfolio – Class 3 SunAmerica Asset Management, LLC	0.60%*	24.07%	N/A	N/A
	SA MFS Blue Chip Growth Portfolio – Class 3 SunAmerica Asset Management, LLC Massachusetts Financial Services Company	0.93%	28.70%	21.52%	17.12%
	SA MFS Massachusetts Investors Trust Portfolio – Class 3 SunAmerica Asset Management, LLC Massachusetts Financial Services Company	0.92%	26.59%	17.13%	15.23%
	SA Mid Cap Index Portfolio[2] – Class 3 SunAmerica Asset Management, LLC	0.62%	23.80%	N/A	N/A
	SA Morgan Stanley International Equities Portfolio – Class 3 SunAmerica Asset Management, LLC Morgan Stanley Investment Management Inc.	1.09%	4.06%	8.33%	6.50%
	SA PIMCO RAE International Value Portfolio – Class 3 SunAmerica Asset Management, LLC Pacific Investment Management Company, LLC	1.09%	8.37%	3.54%	4.58%
	SA Putnam International Growth and Income Portfolio – Class 3 SunAmerica Asset Management, LLC Putnam Investment Management, LLC	1.26%	14.68%	7.78%	6.75%
	SA Small Cap Index Portfolio[2] – Class 3 SunAmerica Asset Management, LLC	0.70%*	13.84%	N/A	N/A
	SA Wellington Capital Appreciation Portfolio[8] – Class 3 SunAmerica Asset Management, LLC Wellington Management Company LLP	0.98%	5.37%	24.30%	20.21%
Volatility Control	SA American Funds VCP Managed Allocation Portfolio[1] – Class 3 SunAmerica Asset Management, LLC Capital Research and Management Company	1.14%*	14.73%	10.04%	N/A
	SA BlackRock VCP Global Multi Asset Portfolio – Class 3 SunAmerica Asset Management, LLC BlackRock Investment Management, LLC	1.17%*	7.61%	6.77%	N/A
	SA PIMCO VCP Tactical Balanced Portfolio – Class 3 SunAmerica Asset Management, LLC Pacific Investment Management Company, LLC	1.14%	8.06%	8.51%	N/A
	SA Schroders VCP Global Allocation Portfolio – Class 3 SunAmerica Asset Management, LLC Schroder Investment Management North America	1.17%*	12.40%	6.66%	N/A
	SA T. Rowe Price VCP Balanced Portfolio – Class 3 SunAmerica Asset Management, LLC T. Rowe Price Associates, Inc.	1.07%	12.29%	10.55%	N/A
	SA VCP Dynamic Allocation Portfolio – Class 3 SunAmerica Asset Management, LLC AllianceBernstein L.P.	1.00%	9.31%	10.72%	N/A
	SA VCP Dynamic Strategy Portfolio – Class 3 SunAmerica Asset Management, LLC AllianceBernstein L.P.	1.02%	10.09%	9.74%	N/A
	SA VCP Index Allocation Portfolio[2] – Class 3 SunAmerica Asset Management, LLC T. Rowe Price Associates, Inc.	0.77%*	14.00%	N/A	N/A

* This Underlying Fund is subject to an expense reimbursement or fee waiver arrangement resulting in a temporary expense reduction. See the Underlying Fund prospectus for additional information.

[1]	Capital Research and Management Company is the investment adviser of the master fund in which this Underlying Fund (Master-Feeder Fund) invests. Under a master-feeder fund structure, the feeder fund does not buy individual securities directly. Rather, the feeder fund invests all of its investment assets in a corresponding master fund, which invests directly in individual securities.
[2]	Please note that not all of these Underlying Funds may be available through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability and additional restrictions.
[3]	On August 9, 2021, the subadvisor changed from QS Investors, LLC to Franklin Advisers, Inc.
[4]	On November 8, 2021, SA PGI Asset Allocation Portfolio merged into SA JPMorgan Diversified Balanced Portfolio.
[5]	On February 22, 2022, SA Wellington Real Return Portfolio was renamed SA American Century Inflation Protection Portfolio and American Century Investment Management, Inc. became its subadvisor.
[6]	On July 12, 2021, SA Dogs of Wall Street Portfolio was renamed SA Franklin Systematic U.S. Large Cap Value Portfolio and Franklin Advisers, Inc. became its subadvisor.
[7]	On November 8, 2021, SA WellsCap Aggressive Growth Portfolio merged into SA JPMorgan Mid-Cap Growth Portfolio.
[8]	On November 8, 2021, SA Columbia Technology Portfolio merged into SA Wellington Capital Appreciation Portfolio.

INVESTMENT REQUIREMENTS FOR OPTIONAL LIVING BENEFITS
If you elected an optional Living Benefit, your contract is subject to investment requirements, as reflected below. Depending on the optional Living Benefit you elected, you may not be able to invest in certain investment options. If you did not elect any optional benefits, or if the only optional benefit you elected is a death benefit, your contract is not subject to investment requirements.
This section contains the investment requirements for the following optional Living Benefits that we are no longer offering to investors:
•	Polaris Income Plus (formerly SunAmerica Income Plus)
•	Polaris Income Builder (formerly SunAmerica Income Builder)
•	MarketLock for Life
•	MarketLock Income Plus
•	MarketLock For Life Plus, or MarketLock For Life Plus +6% Option
•	MarketLock for Life Plus 7% Option
•	MarketLock For Life Plus +6% (Extensions) or MarketLock for Life Plus 7% (Extension)
•	MarketLock Income Plus (First and Second Extensions for contracts issued between May 1, 2008 – May 3, 2009)
•	MarketLock Income Plus, MarketLock For Life Plus, or MarketLock for Life (First Extension)
•	MarketLock Income Plus, MarketLock For Life Plus, or MarketLock for Life (Second Extension)
POLARIS INCOME PLUS
If your contract was purchased between January 23, 2012 and September 30, 2013, and you elected the optional Polaris Income Plus Income Option 1, 2 or 3 (formerly called SunAmerica Income Plus) Living Benefit, the following Investment Requirements are applicable:
20% Secure Value Account	80% in one or more of the following Variable Portfolios, except as otherwise noted:
Goldman Sachs VIT Government Money Market Fund
SA American Century Inflation Protection
SA American Funds VCP Managed Allocation*
SA BlackRock VCP Global Multi Asset
SA DFA Ultra Short Bond
SA Federated Hermes Corporate Bond
SA Fixed Income Index
SA Fixed Income Intermediate Index
SA Goldman Sachs Global Bond
SA JPMorgan MFS Core Bond
SA PIMCO VCP Tactical Balanced*
SA Schroders VCP Global Allocation*
SA T. Rowe Price VCP Balanced*
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
SA VCP Index Allocation
SA Wellington Government and Quality Bond
* You may invest up to a maximum of 50% in each of these Variable Portfolios.

If your contract was purchased between January 23, 2012 and September 30, 2013, and you elected the optional Polaris Income Plus Income Option with Custom Allocation Living Benefit, the following investment requirements are applicable:
Option 1	10% Secure Value Account	90% in Allocation* 1, 2 or 3
* Please see POLARIS PORTFOLIO ALLOCATOR PROGRAM and 50%-50% COMBINATION MODEL PROGRAM FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 6, 2017 later in this Appendix for the allocations for the formerly available Polaris Portfolio Allocator Models.
Option 2	10% Secure Value Account	90% in one or more of the following Variable Portfolios:
Franklin Income VIP Fund
SA Allocation Balanced
SA Allocation Moderate Growth
SA Allocation Moderate
SA American Funds Asset Allocation
SA JPMorgan Diversified Balanced
SA Fixed Income Index
SA Fixed Income Intermediate Index
SA MFS Total Return
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
SA VCP Index Allocation
Option 3	10% Secure Value Account	90% SA DFA Ultra Short Bond
If you choose the Build-Your-Own Option, after investing 10% in the Secure Value Account, the remaining 90% of Purchase Payments must be invested among the Variable Portfolios, as follows:
Investment Group	Flexible Allocation	Variable Portfolios and/or DCA Fixed Accounts
A. Bond, and DCA Fixed Account	Minimum 20% Maximum 90%	SA American Century Inflation Protection
SA DFA Ultra Short Bond
SA Federated Hermes Corporate Bond
SA Goldman Sachs Global Bond
SA JPMorgan MFS Core Bond
SA Wellington Government and Quality Bond
DCA Fixed Accounts*
DCA 6-Month
1-Year DCA
2-Year DCA
Investment Group	Flexible Allocation	Variable Portfolios and/or DCA Fixed Accounts
B. Equity**	Minimum 0% Maximum 70%	Franklin Allocation VIP Fund
Franklin Income VIP Fund
Invesco V.I. American Franchise Fund
Invesco V.I. Comstock Fund
Invesco V.I. Growth and Income Fund
Lord Abbett Growth and Income
SA AB Growth
SA AB Small & Mid Cap Value
SA Allocation Balanced
SA Allocation Growth
SA Allocation Moderate Growth
SA Allocation Moderate
SA American Funds Asset Allocation
SA American Funds Global Growth
SA American Funds Growth
SA American Funds Growth-Income
SA Franklin BW U.S. Large Cap Value
SA Franklin Systematic U.S. Large Cap Value
SA Invesco Main Street Large Cap
SA Janus Focused Growth
SA JPMorgan Diversified Balanced
SA JPMorgan Equity-Income
SA JPMorgan Global Equities
SA JPMorgan Mid-Cap Growth
SA MFS Blue Chip Growth
SA MFS Massachusetts Investors Trust
SA MFS Total Return
SA Morgan Stanley International Equities
SA PIMCO RAE International Value
SA PineBridge High-Yield Bond
SA Putnam International Growth and Income
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
SA Wellington Capital Appreciation
C. Limited Equity	Minimum 0% Maximum 10%	SA American Funds VCP Managed Allocation SA Fidelity Institutional AM® Real Estate SA Franklin Small Company Value SA Invesco Growth Opportunities SA JPMorgan Emerging Markets
*	You may use a DCA Fixed Account to invest your target allocations in accordance with the investment requirements.
**	Not all funds listed in the Equity group invest in equity markets.

If your contract was purchased prior to January 23, 2012, and you elected the optional SunAmerica Income Plus (renamed Polaris Income Plus) Income Option 1 or 2 or 3 Living Benefit, the following investment requirements are applicable:
Flexible Allocation – Options 1-3
Option 1	10% Secure Value Account	90% in Allocation* 1, 2 or 3
* Please see POLARIS PORTFOLIO ALLOCATOR PROGRAM and 50%-50% COMBINATION MODEL PROGRAM FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 6, 2017 later in this Appendix for the allocations for the formerly available Polaris Portfolio Allocator Models.
Option 2	10% Secure Value Account	90% in one or more of the following Variable Portfolios:
Franklin Income VIP Fund
SA Allocation Balanced
SA Allocation Moderate Growth
SA Allocation Moderate
SA American Funds Asset Allocation
SA JPMorgan Diversified Balanced
SA MFS Total Return
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
Option 3	10% Secure Value Account	90% SA DFA Ultra Short Bond
Flexible Allocation – Build-Your-Own Option 4
If you choose the Build-Your-Own Option, after investing 10% in the Secure Value Account, the remaining 90% of Purchase Payments must be invested among the Variable Portfolios, as follows:
Investment Group	Flexible Allocation	Variable Portfolios and/or DCA Fixed Accounts
A. Bond, and DCA Fixed Accounts	Minimum 20% Maximum 90%	SA American Century Inflation Protection
SA DFA Ultra Short Bond
SA Federated Hermes Corporate Bond
SA Goldman Sachs Global Bond
SA JPMorgan MFS Core Bond
SA Wellington Government and Quality Bond
DCA Fixed Accounts*
DCA 6-Month
1-Year DCA
2-Year DCA
Fixed Accounts
1-Year Fixed (if available)
Investment Group	Flexible Allocation	Variable Portfolios and/or DCA Fixed Accounts
B. Equity**	Minimum 0% Maximum 70%	Franklin Allocation VIP Fund
Franklin Income VIP Fund
Invesco V.I. American Franchise Fund
Invesco V.I. Comstock Fund
Invesco V.I. Growth and Income Fund
Lord Abbett Growth and Income
SA AB Growth
SA AB Small & Mid Cap Value
SA Allocation Balanced
SA Allocation Growth
SA Allocation Moderate Growth
SA Allocation Moderate
SA American Funds Asset Allocation
SA American Funds Global Growth
SA American Funds Growth
SA American Funds Growth-Income
SA Franklin BW U.S. Large Cap Value
SA Franklin Systematic U.S. Large Cap Value
SA Invesco Main Street Large Cap
SA Janus Focused Growth
SA JPMorgan Diversified Balanced
SA JPMorgan Equity-Income
SA JPMorgan Global Equities
SA JPMorgan Mid-Cap Growth
SA MFS Blue Chip Growth
SA MFS Massachusetts Investors Trust
SA MFS Total Return
SA Morgan Stanley International Equities
SA PIMCO RAE International Value
SA PineBridge High-Yield Bond
SA Putnam International Growth and Income
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
SA Wellington Capital Appreciation
C. Limited Equity	Minimum 0% Maximum 10%	SA American Funds VCP Managed Allocation SA Fidelity Institutional AM® Real Estate SA Franklin Small Company Value SA Invesco Growth Opportunities SA JPMorgan Emerging Markets
*	You may use a DCA Fixed Account to invest your target allocations in accordance with the investment requirements.
**	Not all funds listed in the Equity group invest in equity markets.

POLARIS INCOME BUILDER
If your contract was purchased between January 23, 2012 and September 30, 2013, and you elected the optional Polaris Income Builder (formerly called Sunamerica Income Builder) Living Benefit, you must allocate your assets in accordance with the following:
20% Secure Value Account	80% in one or more of the following Variable Portfolios, except as otherwise noted:

Goldman Sachs VIT Government Money Market Fund
SA American Century Inflation Protection
SA American Funds VCP Managed Allocation*
SA BlackRock VCP Global Multi Asset*
SA DFA Ultra Short Bond
SA Federated Hermes Corporate Bond
SA Fixed Income Index
SA Fixed Income Intermediate Index
SA Goldman Sachs Global Bond
SA JPMorgan MFS Core Bond
SA PIMCO VCP Tactical Balanced*
SA Schroders VCP Global Allocation*
SA T. Rowe Price VCP Balanced*
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
SA VCP Index Allocation
SA Wellington Government and Quality Bond
* You may invest up to a maximum of 50% in each of these Variable Portfolios.
If your contract was purchased prior to January 23, 2012, and you elected the optional SunAmerica Income Builder (renamed Polaris Income Builder) with Flexible Allocation Living Benefit, the following investment requirements are applicable:
Flexible Allocation – Options 1-3
Option 1	10% Secure Value Account	90% in Allocation* 1, 2 or 3

* Please see POLARIS PORTFOLIO ALLOCATOR PROGRAM and 50%-50% COMBINATION MODEL PROGRAM FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 6, 2017 later in this Appendix for the allocations for the formerly available Polaris Portfolio Allocator Models.
Option 2	10% Secure Value Account	90% in one or more of the following Variable Portfolios:
Franklin Income VIP Fund
SA Allocation Balanced
SA Allocation Moderate Growth
SA Allocation Moderate
SA American Funds Asset Allocation
SA JPMorgan Diversified Balanced
SA MFS Total Return
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
Option 3	10% Secure Value Account	90% SA DFA Ultra Short Bond
Flexible Allocation – Build-Your-Own Option 4
If you choose the Build-Your-Own Option, after investing 10% in the Secure Value Account, the remaining 90% of Purchase Payments must be invested among the Variable Portfolios, as follows:
Investment Group	Flexible Allocation	Variable Portfolios and/or DCA Fixed Accounts
A. Bond, and DCA Fixed Account	Minimum 20% Maximum 90%	SA American Century Inflation Protection
SA DFA Ultra Short Bond
SA Federated Hermes Corporate Bond
SA Goldman Sachs Global Bond
SA JPMorgan MFS Core Bond
SA Wellington Government and Quality Bond

DCA Fixed Accounts*
DCA 6-Month
1-Year DCA
2-Year DCA
Fixed Accounts
1-Year Fixed (if available)

Investment Group	Flexible Allocation	Variable Portfolios and/or DCA Fixed Accounts
B. Equity	Minimum 0% Maximum 70%	Franklin Allocation VIP Fund
Franklin Income VIP Fund
Invesco V.I. American Franchise Fund
Invesco V.I. Comstock Fund
Invesco V.I. Growth and Income Fund
Lord Abbett Growth and Income
SA AB Growth
SA AB Small & Mid Cap Value
SA Allocation Balanced
SA Allocation Growth
SA Allocation Moderate Growth
SA Allocation Moderate
SA American Funds Asset Allocation
SA American Funds Global Growth
SA American Funds Growth
SA American Funds Growth-Income
SA Franklin BW U.S. Large Cap Value
SA Franklin Systematic U.S. Large Cap Value
SA Invesco Main Street Large Cap
SA Janus Focused Growth
SA JPMorgan Diversified Balanced
SA JPMorgan Equity-Income
SA JPMorgan Global Equities
SA JPMorgan Mid-Cap Growth
SA MFS Blue Chip Growth
SA MFS Massachusetts Investors Trust
SA MFS Total Return
SA Morgan Stanley International Equities
SA PIMCO RAE International Value
SA PineBridge High-Yield Bond
SA Putnam International Growth and Income
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
SA Wellington Capital Appreciation
C. Limited Equity	Minimum 0% Maximum 10%	SA American Funds VCP Managed Allocation SA Fidelity Institutional AM® Real Estate SA Franklin Small Company Value SA Invesco Growth Opportunities SA JPMorgan Emerging Markets
*	You may use a DCA Fixed Account to invest your target allocations in accordance with the investment requirements.
MARKETLOCK FOR LIFE
If your contract was issued prior to January 23, 2012 and you elected the optional MarketLock For Life Living Benefit, you must allocate your assets in accordance with the following:
1	Invest in one of the three available Allocations*:
Allocation 1, Allocation 2 or Allocation 3
*Please see POLARIS PORTFOLIO ALLOCATOR PROGRAM and 50%-50% COMBINATION MODEL PROGRAM FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 6, 2017 later in this Appendix for the allocations for the formerly available Polaris Portfolio Allocator Models.
2	Invest in one or more of the following Variable Portfolios:
Franklin Income VIP Fund
SA Allocation Balanced
SA Allocation Moderate
SA Allocation Moderate Growth
SA American Funds Asset Allocation
SA JPMorgan Diversified Balanced
SA MFS Total Return
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
3	Invest in the SA DFA Ultra Short Bond
4	In accordance with the requirements outlined in the table below:

Investment Group	Investment Requirement	Variable Portfolios and/or Fixed Accounts
A. Bond, Cash and Fixed Accounts	Minimum 30% Maximum 100%	SA American Century Inflation Protection
SA DFA Ultra Short Bond
SA Federated Hermes Corporate Bond
SA Goldman Sachs Global Bond
SA JPMorgan MFS Core Bond
SA Wellington Government and Quality Bond

DCA Fixed Accounts*
6-Month DCA
1-Year DCA
2-Year DCA

Fixed Accounts
1-Year Fixed (if available)

Investment Group	Investment Requirement	Variable Portfolios and/or Fixed Accounts
B. Equity	Minimum 0% Maximum 70%	Franklin Income VIP Fund
Franklin Allocation VIP Fund
Invesco V.I. American Franchise Fund
Invesco V.I. Comstock Fund
Invesco V.I. Growth and Income Fund
Lord Abbett Growth and Income
SA AB Growth
SA AB Small & Mid Cap Value
SA Allocation Balanced
SA Allocation Growth
SA Allocation Moderate Growth
SA Allocation Moderate
SA American Funds Asset Allocation
SA American Funds Global Growth
SA American Funds Growth
SA American Funds Growth-Income
SA Franklin BW U.S. Large Cap Value
SA Franklin Systematic U.S. Large Cap Value
SA Invesco Main Street Large Cap
SA Janus Focused Growth
SA JPMorgan Diversified Balanced
SA JPMorgan Equity-Income
SA JPMorgan Global Equities
SA JPMorgan Mid-Cap Growth
SA MFS Massachusetts Investors Trust
SA MFS Total Return
SA MFS Blue Chip Growth
SA Morgan Stanley International Equities
SA PIMCO RAE International Value
SA PineBridge High-Yield Bond
SA Putnam International Growth and Income
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
SA Wellington Capital Appreciation
C. Limited Equity	Minimum 0% Maximum 10%	SA Fidelity Institutional AM® Real Estate SA Franklin Small Company Value SA Invesco Growth Opportunities SA JPMorgan Emerging Markets
MARKETLOCK INCOME PLUS
If your contract was issued on or after May 1, 2009, and you elected MarketLock Income Plus Living Benefit, you must allocate your investment in one of four ways:
1	Invest 100% in the SA DFA Ultra Short Bond
2	Invest 100% in Allocation* 1, 2 or 3
* Please see POLARIS PORTFOLIO ALLOCATOR PROGRAM and 50%-50% COMBINATION MODEL PROGRAM FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 6, 2017 later in this Appendix for the allocations for the formerly available Polaris Portfolio Allocator Models.
3	Invest 100% in one or combination of the following Variable Portfolios:
Franklin Income VIP Fund
SA Allocation Balanced
SA Allocation Moderate
SA Allocation Moderate Growth
SA JPMorgan Diversified Balanced
SA MFS Total Return
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
4	In accordance with the requirements outlined in the table below:

Investment Group	Investment Requirement	Variable Portfolios and/or Fixed Accounts
A. Bond, Cash and Fixed Accounts	Minimum 30% Maximum 100%	SA American Century Inflation Protection
SA DFA Ultra Short Bond
SA Federated Hermes Corporate Bond
SA Goldman Sachs Global Bond
SA JPMorgan MFS Core Bond
SA Wellington Government and Quality Bond
DCA Fixed Accounts*
6-Month DCA
1-Year DCA
2-Year DCA
Fixed Accounts
1-Year Fixed (if available)

Investment Group	Investment Requirement	Variable Portfolios and/or Fixed Accounts
B. Equity	Minimum 0% Maximum 70%	Franklin Allocation VIP Fund
Franklin Income VIP Fund
Invesco V.I. American Franchise Fund
Invesco V.I. Comstock Fund
Invesco V.I. Growth and Income Fund
Lord Abbett Growth and Income
SA AB Growth
SA AB Small & Mid Cap Value
SA Allocation Balanced
SA Allocation Growth
SA Allocation Moderate
SA Allocation Moderate Growth
SA American Funds Asset Allocation
SA American Funds Global Growth
SA American Funds Growth
SA American Funds Growth-Income
SA Franklin BW U.S. Large Cap Value
SA Franklin Systematic U.S. Large Cap Value
SA Invesco Main Street Large Cap
SA Janus Focused Growth
SA JPMorgan Diversified Balanced
SA JPMorgan Equity-Income
SA JPMorgan Global Equities
SA JPMorgan Mid-Cap Growth
SA MFS Blue Chip Growth
SA MFS Massachusetts Investors Trust
SA MFS Total Return
SA Morgan Stanley International Equities
SA Invesco Main Street Large Cap
SA PIMCO RAE International Value
SA PineBridge High-Yield Bond
SA Putnam International Growth and Income
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
SA Wellington Capital Appreciation
C. Limited Equity	Minimum 0% Maximum 10%	SA Fidelity Institutional AM® Real Estate SA Franklin Small Company Value SA Invesco Growth Opportunities SA JPMorgan Emerging Markets
If your contract was issued between May 1, 2008 and April 30, 2009, and you elected MarketLock Income Plus
Living Benefit, you must allocate your investment in one of three ways:
1	Invest 100% in the SA DFA Ultra Short Bond
2	Invest 100% in Allocation* 1, 2 or 3
* Please see POLARIS PORTFOLIO ALLOCATOR PROGRAM and 50%-50% COMBINATION MODEL PROGRAM FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 6, 2017 later in this Appendix for the allocations for the formerly available Polaris Portfolio Allocator Models and 50%-50% Combination Models.
3	Invest 100% in one or combination of the following Variable Portfolios:
Franklin Income VIP Fund
SA Allocation Balanced
SA Allocation Moderate
SA Allocation Moderate Growth
SA American Funds Asset Allocation
SA JPMorgan Diversified Balanced
SA MFS Total Return
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy

MARKETLOCK for life PLUS
marketlock for life plus +6% option
If you elected the MarketLock For Life Plus (contracts issued on or after May 1, 2009) or MarketLock For Life Plus +6% Option (contracts issued prior to May 1, 2009) Living Benefit, you must allocate your investment in one of four ways:
1	Invest 100% in the SA DFA Ultra Short Bond
2	Invest in one of the three available Allocations*:
Allocation 1, Allocation 2 or Allocation 3
* Please see POLARIS PORTFOLIO ALLOCATOR PROGRAM and 50%-50% COMBINATION MODEL PROGRAM FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 6, 2017 later in this Appendix for the allocations for the formerly available Polaris Portfolio Allocator Models.
3	Invest 100% in one or combination of the following Variable Portfolios:
Franklin Income VIP Fund
SA Allocation Balanced
SA Allocation Moderate
SA Allocation Moderate Growth
SA JPMorgan Diversified Balanced
SA MFS Total Return
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
4	In accordance with the requirements outlined in the table below:

Investment Group	Investment Requirement	Variable Portfolios and/or Fixed Accounts
A. Bond, Cash and Fixed Accounts	Minimum 20%* Maximum 100% *(30%, for MarketLock For Life Plus)	SA American Century Inflation Protection
SA DFA Ultra Short Bond
SA Federated Hermes Corporate Bond
SA Goldman Sachs Global Bond
SA JPMorgan MFS Core Bond
SA Wellington Government and Quality Bond
DCA Fixed Accounts*
6-Month DCA
1-Year DCA
2-Year DCA
Fixed Accounts
1-Year Fixed (if available)
Investment Group	Investment Requirement	Variable Portfolios and/or Fixed Accounts
B. Equity	Minimum 0% Maximum 80%** **(70%, for MarketLock For Life Plus)	Franklin Allocation VIP Fund
Franklin Income VIP Fund
Invesco V.I. American Franchise Fund
Invesco V.I. Comstock Fund
Invesco V.I. Growth and Income Fund
Lord Abbett Growth and Income
SA AB Growth
SA AB Small & Mid Cap Value
SA Allocation Balanced
SA Allocation Growth
SA Allocation Moderate
SA Allocation Moderate Growth
SA American Funds Asset Allocation
SA American Funds Global Growth
SA American Funds Growth
SA American Funds Growth-Income
SA Federated Hermes Corporate Bond
SA Franklin BW U.S. Large Cap Value
SA Franklin Systematic U.S. Large Cap Value
SA Invesco Main Street Large Cap
SA Janus Focused Growth
SA JPMorgan Diversified Balanced
SA JPMorgan Equity-Income
SA JPMorgan Global Equities
SA JPMorgan Mid-Cap Growth
SA MFS Blue Chip Growth
SA MFS Massachusetts Investors Trust
SA MFS Total Return
SA Morgan Stanley International Equities
SA Invesco Main Street Large Cap
SA PIMCO RAE International Value
SA PineBridge High-Yield Bond
SA Putnam International Growth and Income
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
SA Wellington Capital Appreciation
C. Limited Equity	Minimum 0% Maximum 20%*** ***(10%, for MarketLock For Life Plus)	SA Fidelity Institutional AM® Real Estate SA Franklin Small Company Value SA Invesco Growth Opportunities SA JPMorgan Emerging Markets

MARKETLOCK for life plus +7% Option
If your contract was issued between March 12, 2007 and May 1, 2009 and elected MarketLock For Life Plus +7% Option Living Benefit, you must allocate your investment in one of three ways:
1	Invest 100% in the SA DFA Ultra Short Bond
2	Invest in one of the three available Allocations*:
Allocation 1, Allocation 2 or Allocation 3
* Please see POLARIS PORTFOLIO ALLOCATOR PROGRAM and 50%-50% COMBINATION MODEL PROGRAM FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 6, 2017 later in this Appendix for the allocations for the formerly available Polaris Portfolio Allocator Models and 50%-50% Combination Models.
3	Invest 100% in one or combination of the following Variable Portfolios:
Franklin Income VIP Fund
SA Allocation Balanced
SA Allocation Moderate
SA Allocation Moderate Growth
SA American Funds Asset Allocation
SA JPMorgan Diversified Balanced
SA MFS Total Return
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
MarketLock for life plus +6% and +7% extensionS
If your contract was issued between March 12, 2007 and May 1, 2009 and if you elected the MarketLock For Life Plus +6% Option Living Benefit, and have elected the first and second Extension, you must allocate your assets in accordance with one of the following options:
Option 1	At least 50% in one or more of the following:
SA DFA Ultra Short Bond
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
Up to 50% in one or more of the following Variable Portfolios:
Franklin Income VIP Fund
SA Allocation Balanced
SA Allocation Moderate
SA Allocation Moderate Growth
SA American Funds Asset Allocation
SA JPMorgan Diversified Balanced
SA MFS Total Return
Option 2	25% in SA VCP Dynamic Allocation
25% in SA VCP Dynamic Strategy
50% in Allocation 1*, 2* or 3*
* Please see POLARIS PORTFOLIO ALLOCATOR PROGRAM AND 50%-50% COMBINATION MODEL PROGRAM FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 6, 2017 later in this Appendix for the allocations for the formerly available Polaris Portfolio Allocator Program.

Option 3	At least 50% in one or more of the following: SA DFA Ultra Short Bond SA VCP Dynamic Allocation SA VCP Dynamic Strategy Up to 50% in accordance with the requirements outlined in the table below:

Investment Group	Investment Requirement	Variable Portfolios and/or Fixed Accounts
A. Bond, Cash and Fixed Accounts	Minimum 10% Maximum 50%	SA American Century Inflation Protection
SA Federated Hermes Corporate Bond
SA Goldman Sachs Global Bond
SA JPMorgan MFS Core Bond
SA Wellington Government and Quality Bond

Fixed Accounts
1-Year Fixed (if available)

Investment Group	Investment Requirement	Variable Portfolios and/or Fixed Accounts
B. Equity Maximum	Minimum 0% Maximum 40%	Franklin Allocation VIP Fund
Franklin Income VIP Fund
Invesco V.I. American Franchise Fund
Invesco V.I. Comstock Fund
Invesco V.I. Growth and Income Fund
Lord Abbett Growth and Income
SA AB Growth
SA AB Small & Mid Cap Value
SA Allocation Balanced
SA Allocation Growth
SA Allocation Moderate
SA Allocation Moderate Growth
SA American Funds Asset Allocation
SA American Funds Global Growth
SA American Funds Growth
SA American Funds Growth-Income
SA Franklin BW U.S. Large Cap Value
SA Franklin Systematic U.S. Large Cap Value
SA Invesco Main Street Large Cap
SA Janus Focused Growth
SA JPMorgan Diversified Balanced
SA JPMorgan Equity-Income
SA JPMorgan Global Equities
SA JPMorgan Mid-Cap Growth
SA MFS Blue Chip Growth
SA MFS Massachusetts Investors Trust
SA MFS Total Return
SA Morgan Stanley International Equities
SA PineBridge High-Yield Bond
SA Putnam International Growth and Income
SA Wellington Capital Appreciation
C. Limited Equity	Minimum 0% Maximum 10%	SA Fidelity Institutional AM® Real Estate SA Franklin Small Company Value SA Invesco Growth Opportunities SA JPMorgan Emerging Markets
If your contract was issued between March 12, 2007 and May 1, 2009 and if you elect the MarketLock For Life Plus +7% Option Living Benefit, and have you elected the Extension, you must allocate your assets in accordance with one of the following options:
Option 1	At least 50% in one or more of the following:
SA DFA Ultra Short Bond
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
Up to 50% in one or more of the following Variable Portfolios:
Franklin Allocation VIP Fund
Franklin Income VIP Fund
SA Allocation Balanced
SA Allocation Moderate
SA Allocation Moderate Growth
SA American Funds Asset Allocation
SA JPMorgan Diversified Balanced
SA MFS Total Return
Option 2	25% in SA VCP Dynamic Allocation
25% in SA VCP Dynamic Strategy
50% in Allocation* 1, 2 or 3
* Please see POLARIS PORTFOLIO ALLOCATOR PROGRAM AND 50%-50% COMBINATION MODEL PROGRAM FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 6, 2017 later in this Appendix for the allocations for the formerly available Polaris Portfolio Allocator Program.

MarketLock income plus FIRST and second extensions
If your contract was issued between May 1, 2008 and May 3, 2009 and your elected the MarketLock Income Plus Living Benefit and if you elected first and second Extensions, you assets must remain allocated in accordance with one of the following options:
Option 1	At least 50% in one or more of the following:
 SA DFA Ultra Short Bond
 SA VCP Dynamic Allocation
 SA VCP Dynamic Strategy
Up to 50% in one or more of the following:
 Franklin Founding Fund Allocation VIP Fund
 Franklin Income VIP Fund
 SA Allocation Balanced
 SA Allocation Moderate
 SA Allocation Moderate Growth
 SA American Funds Asset Allocation
 SA JPMorgan Diversified Balanced
SA MFS Total Return
Option 2	25% SA VCP Dynamic Allocation and
25% SA VCP Dynamic Strategy and
50% in Allocation 1*, 2* or 3*
* Please see POLARIS PORTFOLIO ALLOCATOR PROGRAM AND 50%-50% COMBINATION MODEL PROGRAM FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 6, 2017 later in this Appendix for the allocations for the formerly available Polaris Portfolio Allocator Program.
MarketLock income plus, MARKETLOCK FOR LIFE PLUS AND MARKETLOCK FOR LIFE FIRST and second extensions
If you purchased a contract between May 4, 2009 and January 18, 2010 and you elected the MarketLock Income Plus or MarketLock For Life Plus Living Benefit or if you purchased a contract between May 4, 2009 and January 20, 2012 and you elected the MarketLock For Life Living Benefit and have elected the first and the second Extensions, you must comply with investment requirements by allocating your investments in accordance with one of the four ways:
Option 1	100% in one or more of the following: SA VCP Dynamic Allocation SA VCP Dynamic Strategy SA DFA Ultra Short Bond
Option 2	At least 50% and up to 100% in one or more of the following:
SA DFA Ultra Short Bond
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
Up to 50% in one or more of the following Variable Portfolios:
Franklin Income VIP Fund
SA Allocation Balanced
SA Allocation Moderate
SA Allocation Moderate Growth
SA American Funds Asset Allocation
SA JPMorgan Diversified Balanced
SA MFS Total Return
Option 3	25% SA VCP Dynamic Allocation and
25% SA VCP Dynamic Strategy and
50% in one of the following Allocations*:
Allocation 1, Allocation 2 or Allocation 3
* Please see POLARIS PORTFOLIO ALLOCATOR PROGRAM and 50%-50% COMBINATION MODEL PROGRAM FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 6, 2017 later in this Appendix for the allocations for the formerly available Polaris Portfolio Allocator Models.
Option 4	At least 50% and up to 100% in one or more of the following:
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
SA DFA Ultra Short Bond
Up to 50% in accordance with the requirements outlined in the table below:

Investment Group	Investment Requirement	Variable Portfolios and/or Fixed Accounts
A. Bond, Cash and Fixed Accounts	Minimum 15% Maximum 50%	SA American Century Inflation Protection
SA Federated Hermes Corporate Bond
SA Goldman Sachs Global Bond
SA JPMorgan MFS Core Bond
SA Wellington Government and Quality Bond
Fixed Accounts
1-Year Fixed (if available)

Investment Group	Investment Requirement	Variable Portfolios and/or Fixed Accounts
B. Equity Maximum	Minimum 0% Maximum 35%	Franklin Allocation VIP Fund
Franklin Income VIP Fund
Invesco V.I. American Franchise Fund
Invesco V.I. Comstock Fund
Invesco V.I. Growth and Income Fund
Lord Abbett Growth and Income
SA AB Growth
SA AB Small & Mid Cap Value
SA Allocation Balanced
SA Allocation Growth
SA Allocation Moderate Growth
SA Allocation Moderate
SA American Funds Asset Allocation
SA American Funds Global Growth
SA American Funds Growth
SA American Funds Growth-Income
SA Franklin BW U.S. Large Cap Value
SA Franklin Systematic U.S. Large Cap Value
SA Invesco Main Street Large Cap
SA Janus Focused Growth
SA JPMorgan Diversified Balanced
SA JPMorgan Equity-Income
SA JPMorgan Global Equities
SA JPMorgan Mid-Cap Growth
SA MFS Blue Chip Growth
SA MFS Massachusetts Investors Trust
SA MFS Total Return
SA Morgan Stanley International Equities
SA PIMCO RAE International Value
SA PineBridge High-Yield Bond
SA Putnam International Growth and Income
SA Wellington Capital Appreciation
C. Limited Equity	Minimum 0% Maximum 5%	SA Fidelity Institutional AM® Real Estate SA Franklin Small Company Value SA Invesco Growth Opportunities SA JPMorgan Emerging Markets
Polaris Portfolio Allocator Program and 50%-50% Combination Model Program for Contracts Issued Prior to February 6, 2017
Effective on February 6, 2017, the Polaris Allocator Program is no longer offered.
If you invested in a Polaris Portfolio Allocator Model prior to February 6, 2017, you will remain invested in the same Variable Portfolios and in the same amounts and weights as before the Polaris Portfolio Allocator Program was terminated; however, the investment will no longer be considered to be a Polaris Portfolio Allocator Model and you may no longer trade into a Polaris Portfolio Allocator Model. Any active asset rebalancing or dollar cost averaging programs will continue according to your current allocations on file. You should speak with your financial representative about how to keep the Variable Portfolio allocations in each Portfolio Allocator Model in line with your investment goals over time.
Additionally, if you elected a living benefit which allowed Polaris Portfolio Allocator Models as part of the investment requirements, you may trade out of your allocation at any time into any investment that meets your living benefit’s investment requirements, including the asset allocation of the Variable Portfolios listed in the following table (“Allocations”). After the termination effective date, only the asset allocation of the Variable Portfolios of your current model or the Allocations below will meet the investment requirements for living benefits which previously allowed Polaris Portfolio Allocator Models. Please see Investment Requirements for Optional Living Benefits above for the investment requirements associated with your Living Benefit.

Allocations (effective February 6, 2017)
Variable Portfolios	Allocation 1	Allocation 2	Allocation 3	Allocation 4*
Invesco V.I. Comstock Fund	5.00%	5.00%	6.00%	8.00%
Invesco V.I. Growth and Income Fund	6.00%	7.00%	8.00%	8.00%
SA AB Growth	3.00%	4.00%	4.00%	6.00%
SA AB Small & Mid Cap Value	1.00%	1.00%	1.00%	2.00%
SA American Century Inflation Protection	5.00%	3.00%	2.00%	0.00%
SA American Funds Global Growth	2.00%	3.00%	4.00%	6.00%
SA American Funds Growth-Income	0.00%	0.00%	1.00%	4.00%
SA DFA Ultra Short Bond	2.00%	1.00%	0.00%	0.00%
SA Federated Hermes Corporate Bond	10.00%	8.00%	7.00%	1.00%
SA Fidelity Institutional AM® Real Estate	0.00%	0.00%	0.00%	1.00%
SA Franklin BW U.S. Large Cap Value	4.00%	4.00%	4.00%	5.00%
SA Franklin Small Company Value	0.00%	2.00%	2.00%	1.00%
SA Franklin Systematic U.S. Large Cap Value	3.00%	3.00%	3.00%	5.00%
SA Goldman Sachs Global Bond	4.00%	4.00%	2.00%	2.00%
SA Invesco Main Street Large Cap	3.00%	4.00%	4.00%	6.00%
SA Janus Focused Growth	0.00%	1.00%	1.00%	2.00%
SA JPMorgan Emerging Markets	0.00%	1.00%	2.00%	2.00%
SA JPMorgan Equity-Income	6.00%	7.00%	8.00%	8.00%
SA JPMorgan MFS Core Bond	17.00%	13.00%	10.00%	5.00%
Variable Portfolios	Allocation 1	Allocation 2	Allocation 3	Allocation 4*
SA MFS Blue Chip Growth	2.00%	3.00%	4.00%	4.00%
SA MFS Massachusetts Investors Trust	6.00%	6.00%	7.00%	8.00%
SA Morgan Stanley International Equities	3.00%	3.00%	4.00%	5.00%
SA PIMCO RAE International Value	3.00%	3.00%	3.00%	4.00%
SA PineBridge High-Yield Bond	4.00%	3.00%	2.00%	0.00%
SA Wellington Capital Appreciation	3.00%	3.00%	4.00%	5.00%
SA Wellington Government and Quality Bond	8.00%	8.00%	7.00%	2.00%
Total	100%	100%	100%	100%
*	Allocation 4 above is only available if you elected the Polaris Income Plus Daily living benefit prior to February 6, 2017.
Effective on February 6, 2017, the Combination Model Program will no longer be offered.
If you invested in a Combination Model prior to February 6, 2017, you will remain invested in the same Variable Portfolios and in the same amounts and weights as before the Polaris Portfolio Allocator Program was terminated; however, the investment will no longer be considered to be a 50%-50% Combination Model and you may no longer trade into any other Combination Model. Any active asset rebalancing or dollar cost averaging programs will continue according to your current allocations on file. You should speak with your financial representative about how to keep the Variable Portfolio allocations in each Portfolio Allocator Model in line with your investment goals over time.
*    *     *
This summary prospectus incorporates by reference the prospectus and statement of additional information (SAI) for the contract, both dated May 2, 2022, as may be amended or supplemented from time to time. The SAI may be obtained, free of charge, in the same manner as the prospectus.

EDGAR Contract Identifier: C000124631, C000111553